Finance Costs (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Finance Costs Tables Abstract
Schedule of Finance Costs

Finance costs comprises of the following:

Year ended August 31,	2020	2019	2018

Interest on Gold Bullion Loans	$ 932,209	$ 375,921	$ 337,012
Interest on Convertible Loans	1,728,301	229,854	212,201
	$ 2,660,510	$ 605,775	$ 549,213